Temporary Equity and Permanent Deficit - Additional Information (Detail) - Social Capital Suvretta Holdings Corp. III [Member] - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock shares authorized	5,000,000	5,000,000
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares issued	640,000	640,000
Common stock shares outstanding	640,000	640,000
Common stock, shares, subject to forfeiture	25,000,000	25,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized	50,000,000	50,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares issued	6,250,000	6,250,000
Common stock shares outstanding	6,250,000	6,250,000
Percent of founders shares to company's issued and outstanding ordinary shares	20.00%	20.00%